DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2024	2023	2024	2023
Forward contracts
expenses NIS	122,401	107,940	4,047	253
expenses INR	68,504	62,023	(1,329)	147
expenses PHP	12,697	11,577	(341)	302
expenses COP	7,526	—	(428)	—
	$211,128	$181,540	$1,949	$702

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2024 and 2023 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2024	2023
Derivative assets:
Foreign exchange forward contracts	Prepaid expenses and other current assets	$4,047	$702
Derivative liabilities:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$(2,098)	$—

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2024, 2023 and 2022 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year Ended December 31,
	2024	2023	2022
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(3,621)	$(5,300)	$(18,223)
	$(3,621)	$(5,300)	$(18,223)
Derivatives in foreign exchange cash flow hedging relationships for the years ended December 31, 2024, 2023 and 2022 is summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year Ended December 31,
	Statements of income line item	2024	2023	2022
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	4,520	13,335	7,189
		$4,520	$13,335	$7,189